Fair Value Measurements (Details) - Schedule of Fair Value Measurement of FPA and NRA Liability	Dec. 31, 2023
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Fair Value Measurement of FPA and NRA Liability [Line Items]
Fair value measurement liability	3.85
Measurement Input, Expected Term [Member]
Schedule of Fair Value Measurement of FPA and NRA Liability [Line Items]
Fair value measurement liability	5.4
Measurement Input, Option Volatility [Member]
Schedule of Fair Value Measurement of FPA and NRA Liability [Line Items]
Fair value measurement liability	75
Measurement Input, Expected Dividend Rate [Member]
Schedule of Fair Value Measurement of FPA and NRA Liability [Line Items]
Fair value measurement liability	0
Probability of merger closing [Member]
Schedule of Fair Value Measurement of FPA and NRA Liability [Line Items]
Fair value measurement liability	80